UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  8 Sound Shore Drive
          Greenwich, Connecticut 06830

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John Hock
Title:   Managing Member
Phone:   (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                    Greenwich, CT             February 14, 2013
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $5,591,499
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

     NONE

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2012

COLUMN 1                       COLUMN 2          COLUMN 3   COLUMN 4           COLUMN 5       COL 6   COL 7         COLUMN 8
                                                            VALUE          SHS OR   SH/ PUT/  INVSMT  OTHR       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (x$1000)       PRN AMT  PRN CALL  DSCRTN  MGRS     SOLE    SHARED   NONE
3SBIO INC                      SPONSORED ADR     88575Y105    1,815         133,100 SH         SOLE   NONE      133,100
ACADIA HEALTHCARE COMPANY IN   COM               00404a109    2,296          98,348 SH         SOLE   NONE       98,348
ADVOCAT INC                    COM               007586100    2,371         443,952 SH         SOLE   NONE      443,952
AGRIUM INC                     COM               008916108  212,760       2,130,343 SH         SOLE   NONE    2,130,343
AKORN INC                      COM               009728106    1,676         125,475 SH         SOLE   NONE      125,475
ALLSCRIPTS HEALTHCARE SOLUTN   COM               01988P108      188          20,000 SH         SOLE   NONE       20,000
AOL INC                        COM               00184X105   60,014       2,026,822 SH         SOLE   NONE    2,026,822
AON PLC                        SHS CL A          G0408V102  133,421       2,399,233 SH         SOLE   NONE    2,399,233
APACHE CORP                    COM               037411105  154,175       1,964,015 SH         SOLE   NONE    1,964,015
BAKER HUGHES INC               COM               057224107  130,202       3,187,507 SH         SOLE   NONE    3,187,507
BIOMARIN PHARMACEUTICAL INC    COM               09061G101  122,921       2,498,385 SH         SOLE   NONE    2,498,385
BOSTON SCIENTIFIC CORP         COM               101137107    5,900       1,029,700 SH         SOLE   NONE    1,029,700
BP PLC                         SPONSORED ADR     055622104  127,640       3,065,310 SH         SOLE   NONE    3,065,310
BROOKDALE SR LIVING INC        COM               112463104    4,558         180,000 SH         SOLE   NONE      180,000
CANADIAN NAT RES LTD           COM               136385101  171,986       5,957,257 SH         SOLE   NONE    5,957,257
CAPITAL SR LIVING CORP         COM               140475104    3,476         186,007 SH         SOLE   NONE      186,007
CELGENE CORP                   COM               151020104    5,218          66,500 SH         SOLE   NONE       66,500
CENOVUS ENERGY INC             COM               15135u109   16,380         488,372 SH         SOLE   NONE      488,372
CHINA BIOLOGIC PRODS INC       COM               16938c106      979          60,000 SH         SOLE   NONE       60,000
CISCO SYS INC                  COM               17275R102  127,900       6,509,115 SH         SOLE   NONE    6,509,115
COMCAST CORP NEW               CL A              20030N101   98,476       2,635,867 SH         SOLE   NONE    2,635,867
COVIDIEN PLC                   SHS               G2554F113  218,667       3,787,100 SH         SOLE   NONE    3,787,100
DEXCOM INC                     COM               252131107      971          71,466 SH         SOLE   NONE       71,466
ENCANA CORP                    COM               292505104   31,131       1,575,433 SH         SOLE   NONE    1,575,433
EXELIXIS INC                   COM               30161Q104    1,691         370,000 SH         SOLE   NONE      370,000
EXELON CORP                    COM               30161N101   40,609       1,365,472 SH         SOLE   NONE    1,365,472
FOSTER WHEELER AG              COM               H27178104  177,439       7,296,023 SH         SOLE   NONE    7,296,023
GENERAL ELECTRIC CO            COM               369604103  142,071       6,768,496 SH         SOLE   NONE    6,768,496
GILEAD SCIENCES INC            COM               375558103    2,369          64,500 SH         SOLE   NONE       64,500
GRUPO TELEVISA SA              SPON ADR REP ORD  40049j206   19,337         727,520 SH         SOLE   NONE      727,520
HEALTHSOUTH CORP               COM NEW           421924309   64,480       3,054,480 SH         SOLE   NONE    3,054,480
JUNIPER NETWORKS INC           COM               48203R104  103,429       5,258,217 SH         SOLE   NONE    5,258,217
KINDRED HEALTHCARE INC         COM               494580103    1,731         160,000 SH         SOLE   NONE      160,000
KINROSS GOLD CORP              COM NO PAR        496902404  144,900      14,907,433 SH         SOLE   NONE   14,907,433
LORILLARD INC                  COM               544147101   33,967         873,404 SH         SOLE   NONE      873,404
MARVELL TECHNOLOGY GROUP LTD   ORD               G5876H105   54,339       7,484,091 SH         SOLE   NONE    7,484,091
MEDASSETS INC                  COM               584045108    1,342          80,000 SH         SOLE   NONE       80,000
MERCK & CO INC NEW             COM               58933Y105  184,106       4,496,963 SH         SOLE   NONE    4,496,963
MERIT MED SYS INC              COM               589889104    1,182          85,000 SH         SOLE   NONE       85,000
MOLSON COORS BREWING CO        CL B              60871R209   73,275       1,712,427 SH         SOLE   NONE    1,712,427
NEWMONT MINING CORP            COM               651639106   69,815       1,503,333 SH         SOLE   NONE    1,503,333
NOBLE CORPORATION BAAR         NAMEN-AKT         H5833N103  232,651       6,681,529 SH         SOLE   NONE    6,681,529
NOBLE ENERGY INC               COM               655044105    1,001           9,838 SH         SOLE   NONE        9,838
NUVASIVE INC                   COM               670704105    2,783         180,000 SH         SOLE   NONE      180,000
NXSTAGE MEDICAL INC            COM               67072v103    2,419         215,000 SH         SOLE   NONE      215,000
ONYX PHARMACEUTICALS INC       COM               683399109    4,909          65,000 SH         SOLE   NONE       65,000
ORACLE CORP                    COM               68389X105  169,841       5,097,273 SH         SOLE   NONE    5,097,273
PEPSICO INC                    COM               713448108  134,332       1,963,054 SH         SOLE   NONE    1,963,054
PHILIP MORRIS INTL INC         COM               718172109  135,476       1,619,746 SH         SOLE   NONE    1,619,746
PRINCIPAL FINL GROUP INC       COM               74251V102  109,303       3,832,496 SH         SOLE   NONE    3,832,496
PRUDENTIAL FINL INC            COM               744320102  131,161       2,459,422 SH         SOLE   NONE    2,459,422
PUBLIC SVC ENTERPRISE GROUP    COM               744573106   79,721       2,605,266 SH         SOLE   NONE    2,605,266
RITE AID CORP                  COM               767754104    2,404       1,767,500 SH         SOLE   NONE    1,767,500
SCHLUMBERGER LTD               COM               806857108   94,170       1,358,895 SH         SOLE   NONE    1,358,895
SEATTLE GENETICS INC           COM               812578102      927          40,000 SH         SOLE   NONE       40,000
STATE STR CORP                 COM               857477103  104,391       2,220,617 SH         SOLE   NONE    2,220,617
STILLWATER MNG CO              COM               86074q102   66,243       5,183,320 SH         SOLE   NONE    5,183,320
TALISMAN ENERGY INC            COM               87425e103  246,000      21,712,245 SH         SOLE   NONE   21,712,245
TARGET CORP                    COM               87612E106   98,935       1,672,053 SH         SOLE   NONE    1,672,053
MOSAIC CO NEW                  COM               61945c103   47,556         839,760 SH         SOLE   NONE      839,760
THERMO FISHER SCIENTIFIC INC   COM               883556102    3,827          60,000 SH         SOLE   NONE       60,000
TIME WARNER INC                COM NEW           887317303  177,885       3,719,102 SH         SOLE   NONE    3,719,102
TORCHMARK CORP                 COM               891027104  108,809       2,105,836 SH         SOLE   NONE    2,105,836
UBS AG                         SHS NEW           H89231338   57,509       3,653,708 SH         SOLE   NONE    3,653,708
UNUM GROUP                     COM               91529Y106  196,849       9,454,811 SH         SOLE   NONE    9,454,811
VODAFONE GROUP PLC NEW         SPONS ADR NEW     92857W209  162,981       6,470,076 SH         SOLE   NONE    6,470,076
WAL-MART STORES INC            COM               931142103  151,866       2,225,795 SH         SOLE   NONE    2,225,795
WEIGHT WATCHERS INTL INC NEW   COM               948626106   33,214         634,335 SH         SOLE   NONE      634,335
WILLIS GROUP HOLDINGS PUBLIC   SHS               G96666105  262,404       7,825,941 SH         SOLE   NONE    7,825,941
XENOPORT INC                   COM               98411C100    1,916         246,645 SH         SOLE   NONE      246,645
YAMANA GOLD INC                COM               98462Y100   16,913         982,719 SH         SOLE   NONE      982,719
ZIMMER HLDGS INC               COM               98956P102    1,900          28,498 SH         SOLE   NONE       28,498

                                                                          5,591,499


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